Deposits - Scheduled Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits:
1 year or less		$ 173,074	$ 156,586
1 to 2 years		75,212	124,602
2 to 3 years		92,197	55,183
3 to 4 years		22,811	78,798
Over 4 years		20,345	17,535
Certificates of deposit	$ 414,912	$ 383,639	$ 432,704